Other Income (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income (Loss), Net
Unrealized gain (loss) on marketable securities	$ 951,545	$ (606,635)	$ 911,873
Income from sales of property income	363,012
Foreign exchange gain (loss)	412,236	(3,800,728)	(619,269)
Others	251,718	188,170	187,891
Total	$ 1,978,511	$ (4,219,193)	$ 480,495